Note 15 - Common Stock (Details Textual)				3 Months Ended	12 Months Ended
	Oct. 10, 2023 USD ($) $ / shares	Jun. 04, 2021 USD ($) shares	May 30, 2018 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Aug. 22, 2022 USD ($)	May 31, 2021 USD ($)
Common Stock, Shares Authorized (in shares) | shares				200,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.01	$ 0.01	$ 0.01
Common Stock, Number of Votes				1	1
Proceeds from Issuance of Common Stock					$ 0	$ 2,685,602	$ 9,975,312
Stock Repurchase Program, Authorized Amount								$ 10,000,000
Stock Repurchased and Retired During Period, Shares (in shares) | shares					129,303	140,301
Stock Repurchased and Retired During Period, Value					$ 2,030,570	$ 1,999,262
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			2,254,830			65,130	341,017
Stock Repurchased and Retired During Period, Shares (in shares) | shares					129,303	140,301
Stock Repurchased and Retired During Period, Value					$ 1,293	$ 1,403
May 2018 Plan [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture, Total (in shares) | shares					59,100	58,600	49,650
Conversion From Ergina Shipping Loan to Common Stock [Member]
Debt Conversion, Original Debt, Amount		$ 3,300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares		180,308
Ergina Shipping Ltd. [Member]
Debt Instrument, Face Amount									$ 6,000,000
At-the-market (ATM) [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares							341,017
Proceeds from Issuance of Common Stock							$ 9,980,000
At-the-market (ATM) [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares						65,130
Proceeds from Issuance of Common Stock						$ 2,690,000
At-the-market (ATM) [Member] | Alliance Global Partners (A.G.P.) [Member] | Common Stock [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.01
Proceeds from Issuance of Common Stock				$ 0
At-the-market (ATM) [Member] | Alliance Global Partners (A.G.P.) [Member] | Common Stock [Member] | Maximum [Member]
Sale of Stock, Consideration Received on Transaction	$ 6,680,000